Equity accounted investees (Details 3) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 02, 2025	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	₩ 26,195,799	₩ 16,572,855
Investment asset	2,023,317	400,999	₩ 3,260,795
Total assets	125,733,036	42,600,286		₩ 28,534,759
Current liabilities	108,451,267	23,381,940
Total liabilities	147,341,032	34,424,673		₩ 25,595,226
Profit loss	(207,674,801)	₩ (4,311,845)	3,553,129
Comprehensive income
Solaire Scale Up Movie Investment Fund No 1 [Member]
IfrsStatementLineItems [Line Items]
Current assets	29,811
Investment asset	2,183,173
Total assets	2,212,984
Current liabilities	26,596
Total liabilities	26,596
Investment income	156,345
Profit loss	20,214
Comprehensive income	20,214
Solaire Culture Plus Fund [Member]
IfrsStatementLineItems [Line Items]
Current assets	1,096,258
Investment asset	10,192,518
Total assets	11,288,776
Current liabilities	81,949
Total liabilities	81,949
Investment income	10,117
Profit loss	102,830
Comprehensive income	102,830
Solaire Main Movie Fund [Member]
IfrsStatementLineItems [Line Items]
Current assets	5,555,314
Investment asset	23,206,869
Total assets	28,762,183
Current liabilities	167,401
Total liabilities	167,401
Investment income	602,000
Profit loss	(1,310,050)
Comprehensive income	(1,310,050)
Solaire Scale Up Movie Investment Fund No 2 [Member]
IfrsStatementLineItems [Line Items]
Current assets	626,513
Investment asset	13,090,940
Total assets	13,717,453
Current liabilities	413,010
Total liabilities	413,010
Investment income	482,154
Profit loss	(999,663)
Comprehensive income	(999,663)
Total [Member]
IfrsStatementLineItems [Line Items]
Current assets	7,307,896
Investment asset	48,673,500
Total assets	55,981,396
Current liabilities	688,956
Total liabilities	688,956
Investment income	1,250,616
Profit loss	(2,186,669)
Comprehensive income	₩ (2,186,669)